VESSELS, RIGS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) chemical_tanker tanker carrier vessel	Dec. 31, 2023 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels accounted for under finance leases | vessel	7	7
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	$ 49,800	$ 117,800
Vessels, Rigs And Equipment | Cost
Property, Plant and Equipment [Line Items]
Vessel additions	518,820
Capital improvements	49,842
Reclassification from 'Vessels under finance lease, net'	(542,262)
Vessels, Rigs And Equipment | Vessels, Rigs and Equipment, net
Property, Plant and Equipment [Line Items]
Vessel additions	518,820
Capital improvements	49,842
Reclassification from 'Vessels under finance lease, net'	(542,262)
Vessels, Rigs And Equipment, Special Periodic Survey
Property, Plant and Equipment [Line Items]
SPS Costs	$ 20,000
Estimated economic useful life (in years)	5 years
Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Capital upgrades	$ 29,400
Vessels, Rigs And Equipment, Capital Upgrades | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	3 years
Vessels, Rigs And Equipment, Capital Upgrades | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	10 years
7,000 CEU Car Carrier
Property, Plant and Equipment [Line Items]
Number of car equivalent units carrier | carrier	2
7,000 CEU Car Carrier | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Vessel additions	$ 170,200
Product Tanker
Property, Plant and Equipment [Line Items]
Number of product tankers | tanker	3
Product Tanker | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Vessel additions	$ 234,900
Chemical Tankers
Property, Plant and Equipment [Line Items]
Number of chemical tankers | chemical_tanker	2
Chemical Tankers | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Vessel additions	$ 113,600
Container vessels | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Gain on sale of vessels and rig	$ 5,400